SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Right-of-use assets and liabilities	$ 99,307	$ 151,527
Shares issued pursuant to acquisition of exploration and evaluation assets (Note 3(i))	20,876,707	203,979
Shares issued pursuant to acquisition of property and equipment (Note 3(i))	350,000
Consideration received for disposal of Lucky Strike project (Note 3(ii))		4,657,482
Exploration and evaluation assets included in accounts payable and accrued liabilities	676,921
Share issuance costs included in accounts payable and accrued liabilities		9,850
Cash paid for interest	25,105
Cash received for interest	$ 2,944,725	$ 2,715,926